UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1.  Schedule of Investments

Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.9%
	AEROSPACE & DEFENSE – 3.7%
8,000	General Dynamics Corp.	$524,080
6,600	United Technologies Corp.	527,010
		1,051,090

	APPAREL, ACCESSORIES & LUXURY GOODS – 1.9%
3,500	VF Corp.	534,380

	ASSET MANAGEMENT & CUSTODY BANKS – 2.9%
14,500	Bank of New York Mellon Corp.	326,830
6,000	State Street Corp.	249,600
3,900	T. Rowe Price Group, Inc.	239,616
		816,046

	BROADCASTING – 2.6%
20,490	CBS Corp., Class B	744,607

	BUILDING PRODUCTS – 0.6%
6,380	Fortune Brands Home & Security, Inc.*	162,690

	COAL & CONSUMABLE FUELS – 0.8%
10,000	Peabody Energy Corp.	216,300

	COMMUNICATIONS EQUIPMENT – 3.2%
30,000	Cisco Systems, Inc.	572,400
120,000	Nokia OYJ ADR	338,400
		910,800

	COMPUTER HARDWARE – 1.5%
29,500	Dell, Inc.*	312,405
7,000	Hewlett-Packard Co.	118,160
		430,565

	COMPUTER STORAGE & PERIPHERALS – 1.8%
15,000	NetApp, Inc.*	517,800

	CONSUMER FINANCE – 1.7%
8,000	American Express Co.	466,400

	DISTILLERS & VINTNERS – 3.6%
6,380	Beam, Inc.	372,337
20,000	Constellation Brands, Inc., Class A*	658,800
		1,031,137

	ELECTRIC UTILITIES – 6.9%
13,000	American Electric Power Co., Inc.	558,870
8,284	Duke Energy Corp.	536,638
13,000	Exelon Corp.	474,110
8,400	Southern Co.	380,772
		1,950,390

Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	ELECTRONIC COMPONENTS – 0.9%
20,000	Corning, Inc.	$239,800

	ENVIRONMENTAL & FACILITIES SERVICES – 1.2%
10,000	Waste Management, Inc.	345,800

	HEALTH CARE EQUIPMENT – 0.6%
3,162	Covidien PLC	177,230

	HOUSEHOLD PRODUCTS – 5.7%
8,400	Clorox Co.	611,100
5,000	Kimberly-Clark Corp.	418,000
8,800	Procter & Gamble Co.	591,272
		1,620,372

	INDUSTRIAL CONGLOMERATES – 2.9%
5,100	3M Co.	472,260
2,300	Danaher Corp.	123,211
4,000	Tyco International Ltd.	225,520
		820,991

	INDUSTRIAL MACHINERY – 1.7%
10,200	Ingersoll-Rand PLC	476,952

	INTEGRATED OIL & GAS – 1.5%
4,700	Exxon Mobil Corp.	410,310

	INTEGRATED TELECOMMUNICATION SERVICES – 4.6%
21,100	AT&T, Inc.	773,104
10,000	Verizon Communications, Inc.	429,400
10,000	Windstream Corp.	98,700
		1,301,204

	INTERNET SOFTWARE & SERVICES – 2.3%
45,000	Yahoo!, Inc.*	659,250

	IT CONSULTING & OTHER SERVICES – 2.4%
3,500	International Business Machines Corp.	681,975

	MANAGED HEALTH CARE – 0.9%
4,300	WellPoint, Inc.	257,441

	MOVIES & ENTERTAINMENT – 4.4%
44,500	News Corp., Class A	1,040,855
5,166	Time Warner, Inc.	214,647
		1,255,502

	MULTI-SECTOR HOLDINGS – 2.2%
28,800	Leucadia National Corp.	615,744

Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	OTHER DIVERSIFIED FINANCIAL SERVICES – 1.2%
9,000	JPMorgan Chase & Co.	$334,260

	PACKAGED FOODS & MEATS – 3.4%
9,000	Kraft Foods, Inc., Class A	373,770
16,400	Unilever PLC ADR	588,432
		962,202

	PHARMACEUTICALS – 9.1%
5,000	Bristol-Myers Squibb Co.	165,050
9,000	GlaxoSmithKline PLC ADR	409,410
10,050	Johnson & Johnson	677,671
13,820	Merck & Co., Inc.	594,951
31,000	Pfizer, Inc.	739,660
		2,586,742

	PROPERTY & CASUALTY INSURANCE – 2.5%
3	Berkshire Hathaway, Inc., Class A*	379,680
2,355	Progressive Corp.	45,993
4,300	Travelers Cos., Inc.	278,382
		704,055

	PUBLISHING – 1.2%
11,900	Thomson Reuters Corp.	338,555

	RESTAURANTS – 1.3%
4,225	McDonald's Corp.	378,095

	SEMICONDUCTORS – 1.4%
16,000	Intel Corp.	397,280

	SPECIALTY STORES – 1.7%
45,000	Staples, Inc.	491,400

	SYSTEMS SOFTWARE – 5.6%
11,500	Microsoft Corp.	354,430
25,000	Oracle Corp.	791,250
24,000	Symantec Corp.*	427,920
		1,573,600

	TOTAL COMMON STOCKS (Cost $21,253,690)	25,460,965

	EXCHANGE-TRADED FUNDS – 1.7%
	GOLD – 1.7%
30,000	iShares Gold Trust*	494,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	494,400

Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.2%
2,319,384	Invesco Short Term Investment Prime Portfolio, 0.07%**	$2,319,384

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,319,384)	2,319,384

	TOTAL INVESTMENTS – 99.8% (Cost $23,868,844)	28,274,749
	Other Assets in Excess of Liabilities – 0.2%	42,836

	TOTAL NET ASSETS –100.0%	$28,317,585

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2012.

See accompanying Notes to Schedule of Investments.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 74.0%
	AEROSPACE & DEFENSE – 6.5%
35,700	Alliant Techsystems, Inc.	$1,748,943
32,315	Cubic Corp.	1,631,584
81,620	Ducommun, Inc.*	1,198,182
		4,578,709

	AGRICULTURAL PRODUCTS – 2.9%
121,700	Darling International, Inc.*	2,022,654

	APPAREL RETAIL – 2.0%
48,000	Cato Corp., Class A	1,409,760

	APPAREL, ACCESSORIES & LUXURY GOODS – 1.4%
67,026	Delta Apparel, Inc.*	949,758

	APPLICATION SOFTWARE – 0.5%
35,593	Compuware Corp.*	355,930

	ASSET MANAGEMENT & CUSTODY BANKS – 0.9%
76,400	Janus Capital Group, Inc.	666,208

	COAL & CONSUMABLE FUELS – 0.5%
560,592	USEC, Inc.*	347,567

	COMMUNICATIONS EQUIPMENT – 3.6%
9,384	Bel Fuse, Inc., Class B	182,800
38,400	Plantronics, Inc.	1,369,344
278,000	Tellabs, Inc.	986,900
		2,539,044

	COMPUTER & ELECTRONICS RETAIL – 0.3%
99,022	RadioShack Corp.	240,624

	COMPUTER STORAGE & PERIPHERALS – 2.2%
41,864	Imation Corp.*	239,043
42,000	Synaptics, Inc.*	1,277,640
		1,516,683

	CONSTRUCTION & ENGINEERING – 1.5%
28,919	URS Corp.	1,052,941

	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS – 1.9%
52,626	Oshkosh Corp.*	1,333,543

	DATA PROCESSING & OUTSOURCED SERVICES – 2.1%
29,000	DST Systems, Inc.	1,475,520

	DIVERSIFIED METALS & MINING – 0.4%
29,100	Horsehead Holding Corp.*	257,244

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	DIVERSIFIED SUPPORT SERVICES – 2.2%
23,864	Unifirst Corp.	$1,515,603

	ELECTRIC UTILITIES – 0.9%
12,350	MGE Energy, Inc.	610,584

	ELECTRONIC COMPONENTS – 1.7%
121,408	Vishay Intertechnology, Inc.*	1,160,661

	ELECTRONIC MANUFACTURING SERVICES – 3.5%
25,400	Park Electrochemical Corp.	659,892
61,132	Radisys Corp.*	223,132
145,100	TTM Technologies, Inc.*	1,538,060
		2,421,084

	FOOD RETAIL – 0.2%
1,327	Arden Group, Inc., Class A	119,775

	FOOTWEAR – 0.7%
175,000	K-Swiss, Inc., Class A*	495,250

	GAS UTILITIES – 5.6%
28,520	New Jersey Resources Corp.	1,277,981
33,900	Piedmont Natural Gas Co., Inc.	1,058,697
20,000	South Jersey Industries, Inc.	1,012,400
20,000	UGI Corp.	609,600
		3,958,678

	HEALTH CARE DISTRIBUTORS – 2.0%
51,080	Owens & Minor, Inc.	1,429,729

	HEALTH CARE EQUIPMENT – 2.2%
45,000	STERIS Corp.	1,540,800

	HEALTH CARE SUPPLIES – 0.8%
2,703	Atrion Corp.	586,984

	INDUSTRIAL MACHINERY – 4.2%
25,875	Graco, Inc.	1,278,225
44,502	Hurco Cos., Inc.*	920,746
11,900	Robbins & Myers, Inc.	711,858
		2,910,829

	IT CONSULTING & OTHER SERVICES – 0.9%
29,400	Unisys Corp.*	621,222

	MULTI-LINE INSURANCE – 2.1%
82,600	Horace Mann Educators Corp.	1,451,282

	OFFICE SERVICES & SUPPLIES – 0.9%
26,718	United Stationers, Inc.	646,308

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	OIL & GAS EXPLORATION & PRODUCTION – 0.2%
20,000	Vaalco Energy, Inc.*	$148,200

	PERSONAL PRODUCTS – 3.0%
31,700	Inter Parfums, Inc.	526,220
97,600	Prestige Brands Holdings, Inc.*	1,567,456
		2,093,676

	PROPERTY & CASUALTY INSURANCE – 6.3%
45,889	American Safety Insurance Holdings Ltd.*	790,668
78,687	Hilltop Holdings, Inc.*	881,294
12,500	ProAssurance Corp.	1,115,375
25,900	RLI Corp.	1,641,024
		4,428,361

	PUBLISHING – 4.8%
18,061	Meredith Corp.	588,066
35,545	Scholastic Corp.	1,085,900
66,717	Valassis Communications, Inc.*	1,672,595
		3,346,561

	REINSURANCE – 0.8%
15,456	Endurance Specialty Holdings Ltd.	584,391

	SPECIALTY STORES – 0.2%
50,494	Books-A-Million, Inc.*	132,799

	SYSTEMS SOFTWARE – 1.0%
81,903	Pervasive Software, Inc.*	681,433

	TECHNOLOGY DISTRIBUTORS – 3.1%
17,266	SYNNEX Corp.*	596,195
33,000	Tech Data Corp.*	1,603,140
		2,199,335

	TOTAL COMMON STOCKS (Cost $45,406,040)	51,829,730

	MUTUAL FUNDS – 1.8%
56,846	Central Fund of Canada Ltd., Class A***	1,260,276

	TOTAL MUTUAL FUNDS (Cost $811,601)	1,260,276

	SHORT-TERM INVESTMENTS – 24.1%
16,860,061	Invesco Short Term Investment Prime Portfolio, 0.07%**	16,860,061

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,860,061)	16,860,061

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2012 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 99.9% (Cost $63,077,702)	$69,950,067
	Other Assets in Excess of Liabilities – 0.1%	70,058

	TOTAL NET ASSETS –100.0%	$70,020,125

*	Non-income Producing
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2012.
***	Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At August 31, 2012, the gross unrealized appreciation and (depreciation) on investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$23,877,479	$63,077,702

Gross unrealized appreciation	$5,930,889	$10,560,929
Gross unrealized depreciation	(1,533,619)	(3,688,564)
Net unrealized appreciation on investments	$4,397,270	$6,872,365

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting policies generally accepted in the United States of America ("GAAP"), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2012. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2012:

Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$25,460,965	$-	$-	$25,460,965
Exchange Traded Funds	494,400	-	-	494,400
Short – Term Investments	2,319,384	-	-	2,319,384
Total	$28,274,749	$-	$-	$28,274,749

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$51,829,730	$-	$-	$51,829,730
Mutual Funds	1,260,276	-	-	1,260,276
Short – Term Investments	16,860,061	-	-	16,860,091
Total	$69,950,067	$-	$-	$69,950,067

*   All sub-categories within common stocks represent Level 1 evaluation status.  See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 16, 2012

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 16, 2012